Summary of Significant Accounting Policies - Summary of reclassification of consolidated statement of financial position (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalent	S/ 900,168	S/ 950,701	S/ 807,214
Trade accounts receivable, Current	703,167	914,204
Current, Work in Progress, net	186,433	49,457
Accounts receivable from related parties	27,338	36,658
Other accounts receivable	433,531	454,474
Inventories	552,000	555,401
Prepaid expenses	22,972	16,478
Current assets before non-current assets classified as held for sale	2,825,609	2,977,373
Non-current assets as held for sale		2,398
Total current assets	2,825,609	2,979,771
Non-current assets
Trade accounts receivable, net	730,666	779,609
Long-term work in progress, net		23,117
Accounts receivable from related parties	620,071	574,723
Prepaid expenses	22,264	27,934
Other long-term accounts receivable	328,223	273,432
Investments in associates and joint ventures	35,516	37,035
Investment property	26,073	28,326
Property, plant and equipment, net	405,469	463,990	503,584	S/ 865,735
Intangible assets	791,990	854,227	868,050	S/ 940,070
Right-of-use assets	64,518	90,581
Deferred income tax asset	262,165	271,719
Total non-current assets	3,286,955	3,424,693	4,310,507
Total assets	6,112,564	6,404,464
Current liabilities
Borrowings	452,884	481,529
Bonds	58,446	44,737
Trade accounts payable	1,097,167	1,159,075
Accounts payable to related parties	43,818	38,916
Current income tax	34,494	51,169
Other accounts payable	718,406	669,674
Provisions	92,757	113,483
Total current liabilities	2,497,972	2,558,583
Non-current liabilities
Borrowings	445,436	409,066
Bond	874,313	879,305
Trade accounts payable	40,502	34,814
Other accounts payable	183,232	296,290
Payables related parties, not current	36,297	22,583
Provisions	336,609	214,952
Derivative financial instruments		52
Deferred income tax liabilities	102,907	112,734
Total non-current liabilities	2,019,296	1,969,796
Total liabilities	4,517,268	4,528,379
Equity
Capital	871,918	871,918
Legal reserve	132,011	132,011
Voluntary reserve	29,974	29,974
Share Premium	1,131,574	1,132,179
Other reserves	(169,234)	(177,506)
Retained earnings	(728,637)	(510,766)
Equity attributable to controlling interest in the Company	1,267,606	1,477,810
Non controlling interests	327,690	398,275
Total equity	1,595,296	1,876,085	S/ 2,489,931
Total liabilities and equity	S/ 6,112,564	6,404,464
Audited [member]
Current assets
Cash and cash equivalent		948,978
Trade accounts receivable, Current		821,737
Current, Work in Progress, net		49,457
Accounts receivable from related parties		36,658
Other accounts receivable		444,500
Inventories		552,573
Prepaid expenses		11,348
Current assets before non-current assets classified as held for sale		2,865,251
Non-current assets as held for sale		205,418
Total current assets		3,070,669
Non-current assets
Trade accounts receivable, net		753,202
Long-term work in progress, net		23,117
Accounts receivable from related parties		546,941
Prepaid expenses		27,934
Other long-term accounts receivable		300,323
Investments in associates and joint ventures		37,035
Investment property		28,326
Property, plant and equipment, net		443,870
Intangible assets		853,315
Right-of-use assets		78,813
Deferred income tax asset		240,919
Total non-current assets		3,333,795
Total assets		6,404,464
Current liabilities
Borrowings		454,260
Bonds		44,737
Trade accounts payable		1,136,121
Accounts payable to related parties		38,916
Current income tax		47,999
Other accounts payable		635,305
Provisions		113,483
Total current liabilities		2,470,821
Non-current liabilities as held for sale		210,025
Total current liabilities		2,680,846
Non-current liabilities
Borrowings		344,806
Bond		879,305
Other accounts payable		273,101
Payables related parties, not current		22,583
Provisions		214,952
Derivative financial instruments		52
Deferred income tax liabilities		112,734
Total non-current liabilities		1,847,533
Total liabilities		4,528,379
Equity
Capital		871,918
Legal reserve		132,011
Voluntary reserve		29,974
Share Premium		1,132,179
Other reserves		(177,506)
Retained earnings		(510,766)
Equity attributable to controlling interest in the Company		1,477,810
Non controlling interests		398,275
Total equity		1,876,085
Total liabilities and equity		6,404,464
Reclassified [member]
Non-current assets
Accounts receivable from related parties		27,782
Other long-term accounts receivable		(27,782)
Adexus [member]
Current assets
Cash and cash equivalent		1,723
Trade accounts receivable, Current		92,467
Other accounts receivable		9,974
Inventories		2,828
Prepaid expenses		5,130
Current assets before non-current assets classified as held for sale		112,122
Non-current assets as held for sale		203,020
Total current assets		90,898
Non-current assets
Trade accounts receivable, net		26,407
Other long-term accounts receivable		891
Property, plant and equipment, net		20,120
Intangible assets		912
Right-of-use assets		11,768
Deferred income tax asset		30,800
Total non-current assets		90,898
Current liabilities
Borrowings		27,269
Trade accounts payable		22,954
Current income tax		3,170
Other accounts payable		34,369
Total current liabilities		87,762
Non-current liabilities as held for sale		210,025
Total current liabilities		122,263
Non-current liabilities
Borrowings		64,260
Trade accounts payable		34,814
Other accounts payable		23,189
Total non-current liabilities		122,263
As restated [member]
Current assets
Cash and cash equivalent		950,701
Trade accounts receivable, Current		914,204
Current, Work in Progress, net		49,457
Accounts receivable from related parties		36,658
Other accounts receivable		454,474
Inventories		555,401
Prepaid expenses		16,478
Current assets before non-current assets classified as held for sale		2,977,373
Non-current assets as held for sale		2,398
Total current assets		2,979,771
Non-current assets
Trade accounts receivable, net		779,609
Long-term work in progress, net		23,117
Accounts receivable from related parties		574,723
Prepaid expenses		27,934
Other long-term accounts receivable		273,432
Investments in associates and joint ventures		37,035
Investment property		28,326
Property, plant and equipment, net		463,990
Intangible assets		854,227
Right-of-use assets		90,581
Deferred income tax asset		271,719
Total non-current assets		3,424,693
Total assets		6,404,464
Current liabilities
Borrowings		481,529
Bonds		44,737
Trade accounts payable		1,159,075
Accounts payable to related parties		38,916
Current income tax		51,169
Other accounts payable		669,674
Provisions		113,483
Total current liabilities		2,558,583
Total current liabilities		2,558,583
Non-current liabilities
Borrowings		409,066
Bond		879,305
Trade accounts payable		34,814
Other accounts payable		296,290
Payables related parties, not current		22,583
Provisions		214,952
Derivative financial instruments		52
Deferred income tax liabilities		112,734
Total non-current liabilities		1,969,796
Total liabilities		4,528,379
Equity
Capital		871,918
Legal reserve		132,011
Voluntary reserve		29,974
Share Premium		1,132,179
Other reserves		(177,506)
Retained earnings		(510,766)
Equity attributable to controlling interest in the Company		1,477,810
Non controlling interests		398,275
Total equity		1,876,085
Total liabilities and equity		S/ 6,404,464